Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Schedule of Loss Per Share
	2020	2019
Net loss for the year	$(16,020)	$(10,075)

Weighted average number of shares outstanding - basic and diluted	28,881,800	20,674,866

Net loss per share - basic and diluted	$(0.55)	$(0.49)